Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability Using Weighted Average Black-Scholes-Merton Pricing Model

The derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following average assumptions:

	Upon Issuance	December 31, 2018	December 31, 2017
Stock Price	$3.00	$4.80	$1.50
Exercise Price	$2.25	$2.70	$0.90
Expected Life	1.60	1.78	1.26
Volatility	177%	184%	189%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	1.70%	2.6%	1.72%

Schedule of Derivative Liability Transactions

The details of the derivative liability transactions during the year ended December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Beginning Balance	$1,251,000	$1,256,000
Fair value upon issuance of notes payable and warrants	1,877,000	-
Change in fair value	1,167,000	(5,000)
Extinguishment	(1,719,000)	-
Ending Balance	$2,576,000	$1,251,000